Derivative financial instrument liabilities (Details) - USD ($) $ in Thousands	Nov. 30, 2024	Aug. 31, 2024
Derivative Financial Instrument Liabilities
Derivative warrant liabilities	$ 1,454	$ 2,273
Total derivative financial instrument liabilities	$ 1,454	$ 2,273